FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892
                                   ---------

                           TEMPLETON GROWTH FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON GROWTH FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

TEMPLETON GROWTH FUND, INC.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                                       INDUSTRY                    SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 89.7%
(a)BERMUDA 1.9%
   Accenture Ltd., A ................                IT Services                  4,492,900   $  127,778,076
   ACE Ltd. .........................                 Insurance                   3,700,000      205,350,000
   XL Capital Ltd., A ...............                 Insurance                   2,600,000      172,588,000
                                                                                              ---------------
                                                                                                 505,716,076
                                                                                              ---------------
   CANADA 1.4%
   Barrick Gold Corp. ...............              Metals & Mining                3,000,000       79,843,897
   BCE Inc. .........................   Diversified Telecommunication Services   12,325,460      292,094,056
                                                                                              ---------------
                                                                                                 371,937,953
                                                                                              ---------------
   DENMARK 1.3%
   TDC AS ...........................   Diversified Telecommunication Services    6,000,000      359,361,031
                                                                                              ---------------
   FINLAND 1.7%
   Stora Enso OYJ, R (EUR/FIM Traded)          Paper & Forest Products           17,000,000      218,342,002
   Stora Enso OYJ, R (SEK Traded) ...          Paper & Forest Products              145,997        1,881,708
   UPM-Kymmene Corp. ................          Paper & Forest Products           12,000,000      226,161,412
                                                                                              ---------------
                                                                                                 446,385,122
                                                                                              ---------------
   FRANCE 3.3%
   Accor SA .........................       Hotels, Restaurants & Leisure         6,100,000      324,823,975
   France Telecom SA ................   Diversified Telecommunication Services   11,000,000      275,814,079
   Sanofi-Aventis ...................              Pharmaceuticals                3,399,998      275,082,691
                                                                                              ---------------
                                                                                                 875,720,745
                                                                                              ---------------
   GERMANY 4.6%
   Bayerische Motoren Werke AG ......                Automobiles                  6,700,000      295,059,500
   E.ON AG ..........................             Electric Utilities              2,919,990      278,399,311
   Muenchener Rueckversicherungs-
     Gesellschaft ...................                 Insurance                   1,560,085      203,959,738
   Siemens AG .......................          Industrial Conglomerates           6,000,000      455,011,853
                                                                                              ---------------
                                                                                               1,232,430,402
                                                                                              ---------------
   HONG KONG 2.5%
   Cheung Kong (Holdings) Ltd. ......                Real Estate                 33,999,800      353,826,614
   Hong Kong Electric Holdings Ltd. .             Electric Utilities             37,000,000      180,596,033
   Swire Pacific Ltd., A ............                Real Estate                  9,190,000       83,431,254
   Swire Pacific Ltd., B ............                Real Estate                 20,374,500       35,995,493
                                                                                              ---------------
                                                                                                 653,849,394
                                                                                              ---------------
   ITALY 1.1%
   Eni SpA ..........................        Oil, Gas & Consumable Fuels          9,000,000      244,135,442
   Unicredito Italiano SpA ..........              Commercial Banks               8,834,000       54,750,817
                                                                                              ---------------
                                                                                                 298,886,259
                                                                                              ---------------
   JAPAN 10.1%
   Fuji Photo Film Co. Ltd. .........        Leisure Equipment & Products         8,000,000      256,459,490
   Hitachi Ltd. .....................     Electronic Equipment & Instruments     41,504,000      279,961,865
   KDDI Corp. .......................    Wireless Telecommunication Services         55,000      288,349,960
   Konica Minolta Holdings Ltd. .....             Office Electronics             20,000,000      183,495,430


                                          Quarterly Statement of Investments | 3

TEMPLETON GROWTH FUND, INC.

-------------------------------------------------------------------------------------------------------------------
                                                            INDUSTRY                    SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   JAPAN (CONT.)
   Mitsubishi UFJ Financial Group Inc. ..               Commercial Banks                   27,399   $  345,389,573
   Nintendo Co. Ltd. ....................                   Software                    2,250,000      247,192,887
   Nomura Holdings Inc. .................               Capital Markets                13,000,067      217,599,318
   Olympus Corp. ........................       Health Care Equipment & Supplies       11,639,125      299,273,741
   Sony Corp. ...........................              Household Durables               7,999,950      297,197,291
   Takeda Pharmaceutical Co. Ltd. .......               Pharmaceuticals                 4,700,000      258,179,238
                                                                                                    ---------------
                                                                                                     2,673,098,793
                                                                                                    ---------------
   MEXICO 1.0%
   Telefonos de Mexico SA de CV (Telmex),
     L, ADR .............................    Diversified Telecommunication Services    11,400,000      255,702,000
                                                                                                    ---------------
   NETHERLANDS 5.6%
   Akzo Nobel NV ........................                  Chemicals                    5,500,000      247,207,774
   ING Groep NV .........................               Capital Markets                   271,600        8,815,332
   Koninklijke Philips Electronics NV ...              Household Durables              10,000,000      279,871,210
   Reed Elsevier NV .....................                    Media                     23,313,500      310,703,688
   Unilever NV ..........................                Food Products                  4,000,000      269,138,685
   VNU NV ...............................                    Media                      9,000,000      281,286,488
   Wolters Kluwer NV ....................                    Media                      5,300,000      106,013,752
                                                                                                    ---------------
                                                                                                     1,503,036,929
                                                                                                    ---------------
   SINGAPORE 0.3%
   Singapore Airlines Ltd. ..............                   Airlines                    9,999,770       69,184,146
                                                                                                    ---------------
   SOUTH AFRICA 0.6%
(b)Sappi Ltd. ..........................           Paper & Forest Products             14,000,000      149,893,166
                                                                                                    ---------------
   SOUTH KOREA 3.6%
   Kookmin Bank .........................               Commercial Banks                4,000,000      262,168,674
   KT Corp., ADR ........................    Diversified Telecommunication Services    13,140,600      286,859,298
   Samsung Electronics Co. Ltd. .........   Semiconductors & Semiconductor Equipment      260,000      149,860,241
   SK Telecom Co. Ltd. ..................     Wireless Telecommunication Services         600,000      112,481,928
   SK Telecom Co. Ltd., ADR .............     Wireless Telecommunication Services       7,000,000      147,910,000
                                                                                                    ---------------
                                                                                                       959,280,141
                                                                                                    ---------------
   SPAIN 2.1%
   Banco Santander Central Hispano SA ...               Commercial Banks               15,818,640      201,489,948
   Endesa SA ............................              Electric Utilities               4,067,504      106,162,195
   Repsol YPF SA ........................         Oil, Gas & Consumable Fuels           8,300,000      244,823,031
                                                                                                    ---------------
                                                                                                       552,475,174
                                                                                                    ---------------
   SWEDEN 0.8%
   Svenska Cellulosa AB, B ..............           Paper & Forest Products             5,859,549      204,054,141
                                                                                                    ---------------
   SWITZERLAND 5.0%
   Lonza Group AG .......................                  Chemicals                       70,850        4,016,073
   Nestle SA ............................                Food Products                  1,500,000      445,103,857
   Novartis AG ..........................               Pharmaceuticals                 4,000,000      209,541,201
   Swiss Reinsurance Co. ................                  Insurance                    4,000,000      295,518,527
   Syngenta AG ..........................                  Chemicals                    1,231,550      135,495,800
   UBS AG ...............................               Capital Markets                 2,700,000      249,189,683
                                                                                                    ---------------
                                                                                                     1,338,865,141
                                                                                                    ---------------


4| Quarterly Statement of Investments

TEMPLETON GROWTH FUND, INC.

-----------------------------------------------------------------------------------------------------------------
                                                        INDUSTRY                    SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       UNITED KINGDOM 16.7%
       BAE Systems PLC ..................           Aerospace & Defense              30,000,000   $  175,625,195
       BP PLC ...........................       Oil, Gas & Consumable Fuels          39,500,003      433,105,079
       British Sky Broadcasting Group PLC                  Media                     35,000,000      299,021,134
       Cadbury Schweppes PLC ............              Food Products                  5,854,989       56,249,289
       Compass Group PLC ................      Hotels, Restaurants & Leisure         68,389,574      249,562,452
       GlaxoSmithKline PLC ..............             Pharmaceuticals                19,000,000      469,561,759
       National Grid PLC ................           Electric Utilities               25,097,959      232,870,793
       Pearson PLC ......................                  Media                     22,000,000      255,871,468
       Rentokil Initial PLC .............     Commercial Services & Supplies         70,000,000      195,816,471
    (a)Rolls-Royce Group PLC ............           Aerospace & Defense              37,000,000      249,239,044
       Rolls-Royce Group PLC, B .........           Aerospace & Defense           1,373,328,842        2,434,473
       Royal Bank of Scotland Group PLC .            Commercial Banks                14,822,000      422,958,390
    (c)Royal Bank of Scotland Group PLC,
         144A ...........................            Commercial Banks                 1,698,000       48,453,876
       Royal Dutch Shell PLC, B .........       Oil, Gas & Consumable Fuels          14,000,000      452,042,475
       Royal Dutch Shell PLC, B, ADR ....       Oil, Gas & Consumable Fuels             258,599       16,764,973
       Shire PLC ........................             Pharmaceuticals                 9,373,550      114,855,248
       Smiths Group PLC .................        Industrial Conglomerates            15,300,000      257,725,433
       Standard Chartered PLC ...........            Commercial Banks                 7,100,000      152,014,804
       Unilever PLC .....................              Food Products                    631,940        6,191,311
       Vodafone Group PLC ...............   Wireless Telecommunication Services     160,000,000      345,197,330
       William Morrison Supermarkets PLC         Food & Staples Retailing             5,000,000       15,370,447
                                                                                                  ---------------
                                                                                                   4,450,931,444
                                                                                                  ---------------
       UNITED STATES 26.1%
       Abbott Laboratories ..............             Pharmaceuticals                 4,567,650      172,246,081
       American International Group Inc.                 Insurance                    4,500,000      302,130,000
       Bank of New York Co. Inc. ........             Capital Markets                10,000,000      324,000,000
       Bristol-Myers Squibb Co. .........             Pharmaceuticals                12,000,000      259,080,000
    (a)Cadence Design Systems Inc. ......                Software                     8,300,500      142,270,570
    (a)DIRECTV Group Inc. ...............                  Media                     20,000,000      263,800,000
       DTE Energy Co. ...................             Multi-Utilities                 6,000,000      261,840,000
       El Paso Corp. ....................       Oil, Gas & Consumable Fuels          28,000,000      307,720,000
       Electronic Data Systems Corp. ....               IT Services                  12,000,000      276,600,000
       Florida East Coast Industries Inc.               Road & Rail                     470,546       20,826,366
       H&R Block Inc. ...................      Diversified Consumer Services         13,000,000      317,720,000
       H.J. Heinz Co. ...................              Food Products                  5,700,000      197,904,000
       HCA Inc. .........................    Health Care Providers & Services         5,000,000      254,950,000
       International Paper Co. ..........         Paper & Forest Products             6,849,000      215,948,970
(a),(b)Interpublic Group of Cos. Inc. ...                  Media                     30,000,000      279,600,000
    (a)Kroger Co. .......................        Food & Staples Retailing               854,400       16,626,624
    (a)Maxtor Corp. .....................         Computers & Peripherals            10,918,460       44,328,948
       Merck & Co. Inc. .................             Pharmaceuticals                15,000,000      441,000,000
       News Corp., A ....................                  Media                     32,796,300      485,713,203
       Noble Corp. ......................       Energy Equipment & Services           2,000,000      144,140,000
       Pfizer Inc. ......................             Pharmaceuticals                18,000,000      381,600,000
       Raytheon Co. .....................           Aerospace & Defense               7,500,000      288,150,000


                                          Quarterly Statement of Investments | 5

TEMPLETON GROWTH FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       UNITED STATES (CONT.)
    (a)Seagate Technology ......................          Computers & Peripherals               14,198,400  $   268,633,728
       St. Joe Co. .............................                Real Estate                      1,415,700       94,002,480
(a),(b)Tenet Healthcare Corp. ..................      Health Care Providers & Services          33,691,800      263,469,876
       Torchmark Corp. .........................                 Insurance                       1,853,700      100,322,243
       Tyco International Ltd. .................          Industrial Conglomerates              17,000,000      484,840,000
    (b)Willis Group Holdings Ltd. ..............                 Insurance                       8,500,000      316,965,000
                                                                                                            ----------------
                                                                                                              6,926,428,089
                                                                                                            ----------------
       TOTAL COMMON STOCKS
         (COST $19,748,146,109) ................                                                             23,827,236,146
                                                                                                            ----------------


                                                                                         -------------------
                                                                                         PRINCIPAL AMOUNT(d)
                                                                                         -------------------
       BONDS & NOTES 1.3%
       AUSTRALIA 0.4%
       New South Wales Treasury Corp.,
         6.50%, 5/01/06 ........................                                            149,000,000AUD      110,623,933
                                                                                                            ----------------
       GERMANY 0.6%
       Government of Germany, 4.50%, 8/18/06 ...                                            125,000,000EUR      149,326,563
                                                                                                            ----------------
       NEW ZEALAND 0.3%
       Government of New Zealand,
         6.50%, 2/15/06 ........................                                             55,900,000NZD       39,242,485
         7.00%, 7/15/09 ........................                                             54,000,000NZD       39,026,062
                                                                                                            ----------------
                                                                                                                 78,268,547
                                                                                                            ----------------
       TOTAL BONDS & NOTES
         (COST $246,865,809) ...................                                                                338,219,043
                                                                                                            ----------------
       SHORT TERM INVESTMENTS 8.7%
       FRANCE 0.4%
    (e)France Treasury Bills, 12/29/05 - 2/16/06                                            100,000,000EUR      117,554,164
                                                                                                            ----------------
       GERMANY 0.3%
       Deutsche Bank AG, Time Deposit,
          1.85%, 12/01/05 ......................                                             16,970,000EUR       20,003,300
    (e)Germany Treasury Bill, 12/07/05 .........                                             50,000,000EUR       58,942,740
                                                                                                            ----------------
                                                                                                                 78,946,040
                                                                                                            ----------------


6 | Quarterly Statement of Investments

TEMPLETON GROWTH FUND, INC.

----------------------------------------------------------------------------------------
                                                 PRINCIPAL AMOUNT(d)          VALUE
----------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   UNITED STATES 8.0%
(e)U.S. Treasury Bills, 12/01/05 - 2/23/06
                                                     2,117,894,000      $ 2,110,363,434
                                                                        ----------------
   TOTAL SHORT TERM INVESTMENTS
    (COST $2,313,954,438) ..................                              2,306,863,638
                                                                        ----------------
   TOTAL INVESTMENTS
    (COST $22,308,966,356) 99.7% ...........                             26,472,318,827
   OTHER ASSETS, LESS LIABILITIES 0.3% .....                                 87,884,858
                                                                        ----------------
   NET ASSETS 100.0% .......................                            $26,560,203,685
                                                                        ================

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
EUR - Euro
FIM - Finnish Markka
NZD - New Zealand Dollar
SEK - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

(a)   Non-income producing.

(b)   See Note 2 regarding holdings of 5% voting securities.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2005, the aggregate value of these securities was $48,453,876, representing 0.18% of net assets.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)   The security is traded on a discount basis with no stated coupon rate.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................   $ 22,344,811,520
                                             =================
Unrealized appreciation ..................   $  4,814,768,139
Unrealized depreciation ..................       (687,260,832)
                                             -----------------
Net unrealized appreciation (depreciation)   $  4,127,507,307
                                             =================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund at November 30, 2005 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                NUMBER OF                                 NUMBER OF
                               SHARES HELD                                 SHARES                                      REALIZED
                              AT BEGINNING     GROSS        GROSS        HELD AT END   VALUE AT END      INVESTMENT     CAPITAL
NAME OF ISSUER                  OF PERIOD    ADDITIONS    REDUCTIONS      OF PERIOD      OF PERIOD         INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
AmerisourceBergen
  Corp. ....................      4,500,000           --   4,500,000               --  $           --(a)   $       --   $94,051,100
Interpublic Group of
  Cos. Inc. ................      8,036,800   21,963,200          --       30,000,000     279,600,000              --            --
Maxtor Corp. ...............     12,761,960           --   1,843,500       10,918,460              --(a)           --    (6,811,814)
Sappi Ltd. .................     14,000,000           --          --       14,000,000     149,893,166              --            --
Tenet Healthcare Corp. .....     27,430,070    6,261,730          --       33,691,800     263,469,876              --            --
Willis Group Holdings Ltd. .      8,375,200      124,800          --        8,500,000     316,965,000       1,827,500            --
                                                                                       =============================================
TOTAL NON-CONTROLLED AFFILIATED SECURITIES (3.80% of Net Assets) ...................   $1,009,928,042      $1,827,500   $87,239,286
                                                                                       =============================================


(a)   As of November 30, 2005, no longer an affiliate.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments





ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 23, 2006